Going Concern	6 Months Ended
Jan. 31, 2023
Going Concern [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

Financial Condition

The Company’s consolidated financial statements for the six months ending January 31, 2023, have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. Since the Company’s inception in 1993, the Company has incurred net losses and accumulated a deficit of approximately $118,153,000 and a working capital deficit of approximately $40,765,000 which raise substantial doubt about Digerati’s ability to continue as a going concern.

Management Plans to Continue as a Going Concern

Management believes that available resources as of January 31, 2023 will not be sufficient to fund the Company’s operations and corporate expenses over the next 12 months. The Company’s ability to continue to meet its obligations and to achieve its business objectives is dependent upon, and other things, raising additional capital, issuing stock-based compensation to certain members of the executive management team in lieu of cash, or generating sufficient revenue in excess of costs. At such time as the Company requires additional funding, the Company will seek to secure such best-efforts funding from various possible sources, including equity or debt financing, sales of assets, or collaborative arrangements. If the Company raises additional capital through the issuance of equity securities or securities convertible into equity, stockholders will experience dilution, and such securities may have rights, preferences, or privileges senior to those of the holders of common stock or convertible senior notes. If the Company raises additional funds by issuing debt, the Company may be subject to limitations on its operations, through debt covenants or other restrictions. If the Company obtains additional funds through arrangements with collaborators or strategic partners, the Company may be required to relinquish its rights to certain technologies. There can be no assurance that the Company will be able to raise additional funds or raise them on acceptable terms. If the Company is unable to obtain financing on acceptable terms, it may be unable to execute its business plan, the Company could be required to curtail its operations, and the Company may not be able to pay off its obligations, if and when they come due.

We are currently taking initiatives to reduce our overall cash deficiencies on a monthly basis. During fiscal 2023 certain members of our management team will continue to receive a portion of their compensation in common stock to reduce the depletion of our available cash. To strengthen our business, we intend to adopt best practices from or recent acquisitions and invest in a marketing and sales strategy to grow our monthly recurring revenue; we anticipate utilizing our value-added resellers and channel partners to tap into new sources of revenue streams; and we have also secured numerous agent agreements through our recent acquisitions that we anticipate will accelerate revenue growth. In addition, we will continue to focus on selling a greater number of comprehensive services to our existing customer base. Further, in an effort to increase our revenues, we will continue to evaluate the acquisition of various assets with emphasis in VoIP Services and Cloud Communication Services. As a result, during the due diligence process we anticipate incurring significant legal and professional fees.

We require cash to meet our interest payments to Post Road (as defined below), capital expenditure needs, and operational cash flow needs. The Company anticipates issuing additional equity or entering into additional Convertible Notes to secure the funding required to meet these cash needs. There can be no assurance that the Company will be able to raise additional funds or raise them on acceptable terms. If the Company is unable to obtain financing on acceptable terms, the Company may not be able to meet its interest payments, capital expenditures and operational needs. As a result, the Company will be required to negotiate with its lender the terms of the current financing agreements, in addition to postponing the timing of deployment of its capital expenditures and extending the timing of the operational cash needs.

In November 2020, the Company and T3 and T3’s subsidiaries (T3 and its subsidiaries, collectively, “the T3 Nevada Parties”) entered into a credit agreement (the “Credit Agreement”) with Post Road Administrative LLC and its affiliate Post Road Special Opportunity Fund II LLP (collectively, “Post Road”). The Company is a party to certain sections of the Credit Agreement. Next Level Internet, Inc. became a T3 Nevada Party in February 2022.

The Credit Agreement contains customary representations, warranties, and indemnification provisions. The Credit Agreement also contains affirmative and negative covenants with respect to operation of the business and properties of the loan parties as well as financial performance. Below are key covenants requirements, (measured quarterly) beginning with the quarter ended April 30, 2023:

●	Maximum Allowed - Senior Leverage Ratio of 6.18 to 1.00

●	Minimum Allowed - EBITDA of $ 4,565,009

●	Minimum Allowed - Liquidity of $2,000,000

●	Maximum Allowed - Capital Expenditures of $175,000 (Quarterly)

●	Minimum Allowed - Fixed Charge Coverage Ratio of 1.00 to 1.00

●	Maximum Allowed - Churn of 3.00% at any time

On December 15, 2022, the lender agreed to forbear from exercising its remedies in connection with the financial covenants that were not complied with during the quarter ended October 31,2022, as well as certain other specified defaults, until December 23, 2022 or such later date as agreed to in writing by the lender.

On February 3, 2023, the Company, the T3 Nevada Parties, and Post Road entered into a Consent, Limited Waiver and Fourth Amendment to Credit Agreement and Amendment to Notes (the “Fourth Amendment”). Among other things, the Fourth Amendment revises each of the six financial covenants set forth in Section 11.12 of the Credit Agreement (related to maximum leverage, minimum liquidity, minimum EBITDA, maximum capital expenditures, minimum interest coverage (a provision that replaces the minimum fixed charge coverage ratio provision), and maximum churn). In addition, pursuant to the Fourth Amendment, none of the financial covenants contained in Section 11.12 of the Credit Agreement, as amended by the Fourth Amendment, other than minimum liquidity of $1,000,000, which was tested and met as of January 31, 2023. The Fourth Amendment provides that these revised financial covenants will be null and void if the Merger (as defined in Note 12) does not close by February 28, 2023 (the “Merger Outside Closing Date”), in which case the financial covenants in effect under Section 11.12 of the Credit Agreement immediately prior to the Fourth Amendment shall apply and be deemed effective.

Pursuant to the Fourth Amendment, Post Road agreed to waive each and all of the Specified Defaults (as defined in the Fourth Amendment). Post Road’s waiver of the Specified Defaults are contingent on the Merger closing on or before the Merger Outside Closing Date and no events of default (other than the Specified Defaults) or any condition or event that, with the giving of notice or the lapse of time or both, would constitute an event of default, existing under the Credit Agreement on the Merger closing date.

In addition, the Credit Agreement permits T3 to defer until the respective maturity dates of the Notes the payment of accrued and unpaid interest otherwise due and payable. The Fourth Amendment amends the Credit Agreement and the Notes to revise the interest rate payable by T3 including pursuant to the deferral of the interest payments.

On March 13, 2023, the Company, the T3 Nevada Parties, and Post Road entered into the Fifth Amendment to its Credit Agreement, with an effective date of February 28, 2023, which specifically revises the Merger Outside Closing Date, replacing the “February 28, 2023” date with “April 28, 2023,” without amending, supplementing or otherwise modifying any other terms, or any of the conditions, set forth in the Credit Agreement.

While Digerati, the parent company of T3, is not subject to these financial covenants, they have had and will continue to have a material impact on T3 expenditures and ability to raise funds.

In addition, our Term Loan C Note with Post Road with a maturity date of August 4, 2023, requires a full principal payment (currently $10,000,000) and accrued interest by the maturity date. We will work with our equity partners to secure additional financings to meet this obligation by the maturity date. In addition, we will work with our lender on the current terms to the Term Loan C Note, to extend the maturity date or restructure the terms of the note. There can be no assurance that the Company will be able to raise additional funds or raise them on acceptable terms to meet the cash payment requirements on the Term Loan C Note. In addition, there can be no assurance that we will be able to restructure the terms or extend the maturity date of the Term Loan C Note with Post Road. If the Company is not able to restructure the financing or repay the Term Loan C Note by the August 4th maturity date and Post Road declares an event of default, it would have a material adverse effect on our business and financial condition, including the possibility of Post Road foreclosing on some or all of our assets.

T3’s obligations under the Credit Agreement are secured by a first-priority security interest in all of the assets of T3 and guaranteed by the other subsidiaries of the Company pursuant to the Guaranty and Collateral Agreement, dated November 17, 2020, subsequently amended on December 31, 2021, February 4, 2022, December 15, 2022, and February 3, 2023 by and among T3, the Company’s other subsidiaries, and Post Road Administrative LLC (the “Guaranty and Collateral Agreement”). In addition, T3’s obligations under the Credit Agreement are, pursuant to a Pledge Agreement (the “Pledge Agreement”), secured by a pledge of a first priority security interest in T3’s 100% equity ownership of each of T3’s operating companies.

We have been successful in raising debt and equity capital in the past and as described in Notes 6, 7, 8, and 12. Although we have successfully completed financings and reduced expenses in the past, we cannot assure you that our plans to address these matters in the future will be successful.

The current Credit Agreement with Post Road will allow the Company to continue acquiring UCaaS service providers that meet the Company’s acquisition criteria. Management anticipates that future acquisitions will provide additional operating revenues to the Company as it continues to execute on its consolidation strategy. There can be no guarantee that the planned acquisitions will close or that they will produce the anticipated revenues on the schedule anticipated by management.

The Company will continue to work with various funding sources to secure additional debt and equity financings. However, Digerati cannot offer any assurance that it will be successful in executing the aforementioned plans to continue as a going concern.

As described elsewhere herein, we are not generating sufficient cash from operations to pay for our corporate and ongoing operating expenses, or to pay our current liabilities. As of January 31, 2023, our total liabilities were approximately $69,201,000, which included $9,879,000 in derivative liabilities. We will continue to use our available cash on hand to cover our deficiencies in operating expenses.

The Company’s consolidated financial statements as of January 31, 2023 do not include any adjustments that might result from the inability to implement or execute the Company’s plans to improve our ability to continue as a going concern.